Segment Information - Selected Financial Information for Anadarko's Reporting Segments Table (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Segment Reporting Information [Line Items]
Sales revenues	$ 14,044				$ 8,447
Other	292		$ 265		179
Total revenues and other	13,382		11,908		7,869
Operating costs and expenses	10,763		12,473		10,241
Net cash from settlement of commodity derivatives	545		(25)		(267)
Other (income) expense, net	59		54		126
Net income (loss) attributable to noncontrolling interests	137		245		263
Total expenses and other	5,938		5,502		4,561
Adjusted EBITDAX	7,432		5,726		4,073
Net properties and equipment	28,615		27,451		32,168
Capital expenditures	6,185		5,300		3,314
Goodwill	4,789		4,789		5,000
(Gains) Losses on Derivatives, net [Member] | Commodity Derivatives [Member]
Segment Reporting Information [Line Items]
Net cash from settlement of commodity derivatives	545		(27)		(265)
Gathering, processing, and marketing sales [Member] | Commodity Derivatives [Member] | Not Designated as Hedging Instrument [Member]
Segment Reporting Information [Line Items]
Total (gains) losses on derivatives, net included in marketing revenue, less net cash from settlement	8		(6)		8
Excluding Gains Losses On Divestitures Net [Member]
Segment Reporting Information [Line Items]
Total revenues and other	13,362	[1]	11,234	[2]	8,626	[2]
Excluding Certain Items [Member]
Segment Reporting Information [Line Items]
Operating costs and expenses	5,243	[3]	5,258	[4]	4,576	[4]
Excluding Certain Other Nonoperating Items [Member]
Segment Reporting Information [Line Items]
Other (income) expense, net	13	[5]	26		(13)	[6]
Other and Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Sales revenues	224				149
Other	85		61		30
Total revenues and other	(630)
Net income (loss) attributable to noncontrolling interests	137		245		263
Total expenses and other	1,031		562		121
Adjusted EBITDAX	(1,653)		(941)		(733)
Net properties and equipment	1,929		1,956		2,119
Capital expenditures	170		106		74
Goodwill	0		0		0
Other and Intersegment Eliminations [Member] | (Gains) Losses on Derivatives, net [Member] | Commodity Derivatives [Member]
Segment Reporting Information [Line Items]
Net cash from settlement of commodity derivatives	545		(27)		(265)
Other and Intersegment Eliminations [Member] | Gathering, processing, and marketing sales [Member] | Commodity Derivatives [Member] | Not Designated as Hedging Instrument [Member]
Segment Reporting Information [Line Items]
Total (gains) losses on derivatives, net included in marketing revenue, less net cash from settlement	8		(6)		8
Other and Intersegment Eliminations [Member] | Excluding Gains Losses On Divestitures Net [Member]
Segment Reporting Information [Line Items]
Total revenues and other	(630)	[1]	(373)	[2]	(620)	[2]
Other and Intersegment Eliminations [Member] | Excluding Certain Items [Member]
Segment Reporting Information [Line Items]
Operating costs and expenses	328	[3]	318	[4]	136	[4]
Other and Intersegment Eliminations [Member] | Excluding Certain Other Nonoperating Items [Member]
Segment Reporting Information [Line Items]
Other (income) expense, net	21	[5]	26	[6]	(13)	[6]
Other and Intersegment Eliminations [Member] | Intersegment Revenues [Member]
Segment Reporting Information [Line Items]
Sales revenues	(771)		(627)		(799)
Exploration and Production Reporting Segment [Member]
Segment Reporting Information [Line Items]
Goodwill	4,300
Exploration and Production Reporting Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales revenues	11,515				7,152
Other	(4)		15		(5)
Total revenues and other	11,501
Net income (loss) attributable to noncontrolling interests	0		0		0
Total expenses and other	3,896		3,517		3,485
Adjusted EBITDAX	7,585		5,471		3,666
Net properties and equipment	18,276		18,729		24,391
Capital expenditures	4,103		3,785		2,689
Goodwill	4,343		4,343		4,550
Exploration and Production Reporting Segment [Member] | Operating Segments [Member] | (Gains) Losses on Derivatives, net [Member] | Commodity Derivatives [Member]
Segment Reporting Information [Line Items]
Net cash from settlement of commodity derivatives	0		0		0
Exploration and Production Reporting Segment [Member] | Operating Segments [Member] | Gathering, processing, and marketing sales [Member] | Commodity Derivatives [Member] | Not Designated as Hedging Instrument [Member]
Segment Reporting Information [Line Items]
Total (gains) losses on derivatives, net included in marketing revenue, less net cash from settlement	0		0		0
Exploration and Production Reporting Segment [Member] | Operating Segments [Member] | Excluding Gains Losses On Divestitures Net [Member]
Segment Reporting Information [Line Items]
Total revenues and other	11,481	[1]	8,988	[2]	7,151	[2]
Exploration and Production Reporting Segment [Member] | Operating Segments [Member] | Excluding Certain Items [Member]
Segment Reporting Information [Line Items]
Operating costs and expenses	3,896	[3]	3,517	[4]	3,485	[4]
Exploration and Production Reporting Segment [Member] | Operating Segments [Member] | Excluding Certain Other Nonoperating Items [Member]
Segment Reporting Information [Line Items]
Other (income) expense, net	0	[5]	0	[6]	0	[6]
Exploration and Production Reporting Segment [Member] | Operating Segments [Member] | Intersegment Revenues [Member]
Segment Reporting Information [Line Items]
Sales revenues	81		21		4
WES Midstream [Member]
Segment Reporting Information [Line Items]
Goodwill	446
WES Midstream [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales revenues	2,305				1,146
Other	211		189		154
Total revenues and other	2,511
Net income (loss) attributable to noncontrolling interests	0		0		0
Total expenses and other	1,011		1,423		955
Adjusted EBITDAX	1,500		1,196		1,140
Net properties and equipment	8,410		6,766		5,658
Capital expenditures	1,912		1,409		551
Goodwill	446		446		450
WES Midstream [Member] | Operating Segments [Member] | (Gains) Losses on Derivatives, net [Member] | Commodity Derivatives [Member]
Segment Reporting Information [Line Items]
Net cash from settlement of commodity derivatives	0		0		0
WES Midstream [Member] | Operating Segments [Member] | Gathering, processing, and marketing sales [Member] | Commodity Derivatives [Member] | Not Designated as Hedging Instrument [Member]
Segment Reporting Information [Line Items]
Total (gains) losses on derivatives, net included in marketing revenue, less net cash from settlement	0		0		0
WES Midstream [Member] | Operating Segments [Member] | Excluding Gains Losses On Divestitures Net [Member]
Segment Reporting Information [Line Items]
Total revenues and other	2,511	[1]	2,619	[2]	2,095	[2]
WES Midstream [Member] | Operating Segments [Member] | Excluding Certain Items [Member]
Segment Reporting Information [Line Items]
Operating costs and expenses	1,019	[3]	1,423	[4]	955	[4]
WES Midstream [Member] | Operating Segments [Member] | Excluding Certain Other Nonoperating Items [Member]
Segment Reporting Information [Line Items]
Other (income) expense, net	(8)	[5]	0	[6]	0	[6]
WES Midstream [Member] | Operating Segments [Member] | Intersegment Revenues [Member]
Segment Reporting Information [Line Items]
Sales revenues	690		606		795
Oil and Gas [Member]
Segment Reporting Information [Line Items]
Sales revenues	13,070		10,969		$ 8,447
Oil and Gas [Member] | Other and Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Sales revenues	56		193
Oil and Gas [Member] | Exploration and Production Reporting Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales revenues	11,404		8,952
Oil and Gas [Member] | WES Midstream [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales revenues	$ 1,610		$ 1,824

[1]	Total revenues and other excludes gains (losses) on divestitures, net since these gains and losses are excluded from Adjusted EBITDAX.
[2]	Total revenues and other excludes gains (losses) on divestitures, net since these gains and losses are excluded from Adjusted EBITDAX.
[3]	Operating costs and expenses excludes exploration expense, DD&A, impairments, reorganization-related charges, and certain other operating expenses since these expenses are excluded from Adjusted EBITDAX.
[4]	Operating costs and expenses excludes exploration expense, DD&A, impairments, restructuring charges, and certain other operating expenses since these expenses are excluded from Adjusted EBITDAX.
[5]	Other (income) expense, net excludes reorganization-related charges since these expenses are excluded from Adjusted EBITDAX.
[6]	Other (income) expense, net excludes certain other nonoperating items and restructuring charges since these items are excluded from Adjusted EBITDAX.